Segments of Business (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Sales Non-domestic Locations
Sales by Geographic Area	$ 1,977,629	$ 1,039,679	$ 7,666,827	$ 1,147,288	$ 3,302,775	$ 1,494,881
Other operating revenue	33,718	20,992	147,215	38,027
Consolidated revenue	1,384,335	709,373	5,533,173	737,664	$ 2,321,756	$ 39,129
Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	1,977,629	1,039,679	7,666,827	1,147,288
United Kingdom [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	886,886	519,364	3,530,395	609,938
Belgium [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	557,079	229,817	2,286,767	229,817
Switzerland [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	166,674	59,253	563,641	59,253
Netherlands [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	184,161	85,763	533,329	85,763
Norway [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	142,470	120,094	487,640	120,094
Rest of world [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	$ 6,641	$ 4,396	$ 117,840	$ 4,396